UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (4.8%)

Airbus Group SE (France)	2,727	$161,973

Boeing Co. (The)	8,300	1,086,885

Bombardier, Inc. Class B (Canada)(S)	157,900	197,597

General Dynamics Corp.	9,600	1,324,320

Honeywell International, Inc.	8,327	788,484

L-3 Communications Holdings, Inc.	8,824	922,284

Northrop Grumman Corp.	12,800	2,124,160

Raytheon Co.	4,300	469,818

Spirit AeroSystems Holdings, Inc. Class A(NON)	8,700	420,558

TransDigm Group, Inc.(NON)	1,600	339,856

United Technologies Corp.	8,610	766,204

		8,602,139
Airlines (1.0%)

Alaska Air Group, Inc.	4,300	341,635

Southwest Airlines Co.	28,600	1,087,944

Spirit Airlines, Inc.(NON)	2,400	113,520

United Continental Holdings, Inc.(NON)	3,200	169,760

		1,712,859
Auto components (1.1%)

Delphi Automotive PLC (United Kingdom)	9,200	699,568

Goodyear Tire & Rubber Co. (The)	8,200	240,506

Lear Corp.	5,300	576,534

Magna International, Inc. (Canada)	8,000	384,080

		1,900,688
Automobiles (0.4%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)	18,100	239,101

General Motors Co.	15,400	462,308

		701,409
Banks (7.7%)

Bank of America Corp.	128,942	2,008,916

Citigroup, Inc.	36,757	1,823,515

JPMorgan Chase & Co.	77,527	4,726,821

KeyCorp	20,800	270,608

PNC Financial Services Group, Inc.	7,600	677,920

Regions Financial Corp.	49,700	447,797

SunTrust Banks, Inc.	11,700	447,408

Wells Fargo & Co.	68,550	3,520,043

		13,923,028
Beverages (2.0%)

Coca-Cola Co. (The)	12,000	481,440

Coca-Cola Enterprises, Inc.	10,000	483,500

Dr. Pepper Snapple Group, Inc.	8,500	671,925

PepsiCo, Inc.	20,620	1,944,466

		3,581,331
Biotechnology (3.8%)

AMAG Pharmaceuticals, Inc.(NON)	14,537	577,555

Amgen, Inc.	11,463	1,585,562

Biogen, Inc.(NON)	3,200	933,792

Celgene Corp.(NON)	14,800	1,600,916

Gilead Sciences, Inc.	18,100	1,777,239

United Therapeutics Corp.(NON)	1,600	209,984

		6,685,048
Building products (0.4%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	5,491	166,926

Fortune Brands Home & Security, Inc.	6,200	294,314

Masco Corp.	8,900	224,102

		685,342
Capital markets (3.1%)

Bank of New York Mellon Corp. (The)	13,800	540,270

Blackstone Group LP (The)	9,400	297,698

Carlyle Group LP (The)	26,409	443,671

Charles Schwab Corp. (The)	14,200	405,552

Goldman Sachs Group, Inc. (The)	9,420	1,636,819

KKR & Co. LP	15,600	261,768

Morgan Stanley	29,900	941,850

State Street Corp.	13,300	893,893

		5,421,521
Chemicals (1.7%)

Axalta Coating Systems, Ltd.(NON)	12,300	311,682

Dow Chemical Co. (The)	20,401	865,002

E.I. du Pont de Nemours & Co.	10,400	501,280

LyondellBasell Industries NV Class A	8,100	675,216

Sherwin-Williams Co. (The)	1,700	378,726

Symrise AG (Germany)	3,792	227,782

		2,959,688
Commercial services and supplies (0.8%)

KAR Auction Services, Inc.	8,293	294,402

MiX Telematics, Ltd. ADR (South Africa)(NON)	15,267	80,762

Tyco International PLC	8,300	277,718

Waste Management, Inc.	11,000	547,910

West Corp.	9,300	208,320

		1,409,112
Communications equipment (1.7%)

Cisco Systems, Inc.	73,441	1,927,826

QUALCOMM, Inc.	20,300	1,090,719

		3,018,545
Consumer finance (1.5%)

American Express Co.	12,600	934,038

Capital One Financial Corp.	11,100	804,972

Discover Financial Services	18,500	961,815

		2,700,825
Containers and packaging (0.4%)

Berry Plastics Group, Inc.(NON)	9,010	270,931

Sealed Air Corp.	9,000	421,920

		692,851
Diversified financial services (1.1%)

Berkshire Hathaway, Inc. Class B(NON)	3,230	421,192

Easterly Acquisition Corp. (Units)(NON)	73,720	740,886

Pace Holdings Corp. (Units)(NON)	36,281	371,880

Voya Financial, Inc.	10,600	410,962

		1,944,920
Diversified telecommunication services (1.6%)

AT&T, Inc.	31,372	1,022,100

Iridium Communications, Inc.(NON)(S)	32,237	198,258

Level 3 Communications, Inc.(NON)	4,000	174,760

Verizon Communications, Inc.	34,850	1,516,324

		2,911,442
Electric utilities (1.2%)

Duke Energy Corp.	5,000	359,700

Edison International	9,100	573,937

Entergy Corp.	10,100	657,510

Exelon Corp.	20,500	608,850

		2,199,997
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware	5,312	217,048

Corning, Inc.	32,600	558,112

		775,160
Energy equipment and services (1.3%)

Cameron International Corp.(NON)	10,200	625,464

Halliburton Co.	7,900	279,265

Nabors Industries, Ltd.	25,800	243,810

Schlumberger, Ltd.	15,984	1,102,416

		2,250,955
Food and staples retail (3.2%)

Costco Wholesale Corp.	6,200	896,334

CVS Health Corp.	23,180	2,236,406

Kroger Co. (The)	41,900	1,511,333

Wal-Mart Stores, Inc.	11,900	771,596

Walgreens Boots Alliance, Inc.	3,900	324,090

		5,739,759
Food products (0.7%)

Archer-Daniels-Midland Co.	9,800	406,210

Blue Buffalo Pet Products, Inc.(NON)(S)	12,917	231,343

JM Smucker Co. (The)	1,800	205,362

Pinnacle Foods, Inc.	10,600	443,928

		1,286,843
Gas utilities (0.2%)

UGI Corp.	9,200	320,344

		320,344
Health-care equipment and supplies (1.1%)

Abbott Laboratories	14,800	595,256

Edwards Lifesciences Corp.(NON)	2,400	341,208

Medtronic PLC	8,167	546,699

St. Jude Medical, Inc.	6,500	410,085

		1,893,248
Health-care providers and services (3.5%)

Aetna, Inc.	6,900	754,929

AmerisourceBergen Corp.	6,600	626,934

Anthem, Inc.	7,000	980,000

Cardinal Health, Inc.	10,100	775,882

Cigna Corp.	4,800	648,096

Express Scripts Holding Co.(NON)	3,900	315,744

HCA Holdings, Inc.(NON)	12,200	943,792

UnitedHealth Group, Inc.	9,900	1,148,499

		6,193,876
Health-care technology (0.1%)

Press Ganey Holdings, Inc.(NON)	3,327	98,446

		98,446
Hotels, restaurants, and leisure (1.2%)

Las Vegas Sands Corp.(S)	11,700	444,249

McDonald's Corp.	4,830	475,900

Penn National Gaming, Inc.(NON)	31,200	523,536

Wyndham Worldwide Corp.	4,700	337,930

Yum! Brands, Inc.	3,700	295,815

		2,077,430
Household durables (0.3%)

New Home Co., Inc. (The)(NON)	20,092	260,191

WCI Communities, Inc.(NON)	10,200	230,826

		491,017
Household products (1.0%)

Kimberly-Clark Corp.	4,400	479,776

Procter & Gamble Co. (The)	17,450	1,255,353

		1,735,129
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	37,000	549,450

		549,450
Industrial conglomerates (1.3%)

Danaher Corp.	11,700	996,957

General Electric Co.	41,320	1,042,090

Siemens AG (Germany)	2,439	217,908

		2,256,955
Insurance (2.8%)

American International Group, Inc.	28,533	1,621,245

Assured Guaranty, Ltd.	12,300	307,500

Hartford Financial Services Group, Inc. (The)	16,600	759,948

Lincoln National Corp.	11,100	526,806

MetLife, Inc.	13,848	652,933

Prudential PLC (United Kingdom)	11,410	241,214

Travelers Cos., Inc. (The)	7,900	786,287

		4,895,933
Internet and catalog retail (1.4%)

Amazon.com, Inc.(NON)	1,965	1,005,864

Expedia, Inc.	4,500	529,560

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)	5,179	134,885

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Priceline Group, Inc. (The)(NON)	600	742,116

		2,412,432
Internet software and services (2.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	5,942	350,400

eBay, Inc.(NON)	12,000	293,280

Facebook, Inc. Class A(NON)	10,900	979,910

Google, Inc. Class C(NON)	4,918	2,992,210

Yahoo!, Inc.(NON)	9,000	260,190

		4,875,990
IT Services (3.2%)

Amdocs, Ltd.	5,400	307,152

Computer Sciences Corp.	13,900	853,182

DST Systems, Inc.	4,086	429,602

IBM Corp.	8,680	1,258,340

MasterCard, Inc. Class A	12,800	1,153,536

PayPal Holdings, Inc.(NON)	12,000	372,480

Visa, Inc. Class A	13,500	940,410

Xerox Corp.	35,400	344,442

		5,659,144
Leisure products (0.2%)

Hasbro, Inc.	3,100	223,634

MCBC Holdings, Inc.(NON)	4,013	52,008

		275,642
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	6,200	212,846

Waters Corp.(NON)	1,500	177,315

		390,161
Machinery (1.0%)

Caterpillar, Inc.	4,700	307,192

Deere & Co.	7,300	540,200

Parker Hannifin Corp.	4,200	408,660

Trinity Industries, Inc.	20,767	470,788

		1,726,840
Media (3.3%)

Comcast Corp. Class A	28,470	1,619,374

Discovery Communications, Inc. Class A(NON)(S)	10,000	260,300

DISH Network Corp. Class A(NON)	7,500	437,550

Omnicom Group, Inc.	6,400	421,760

Time Warner Cable, Inc.	3,800	681,606

Time Warner, Inc.	11,600	797,500

Time, Inc.	1,850	35,243

Twenty-First Century Fox, Inc.	18,300	493,734

Walt Disney Co. (The)	11,700	1,195,740

		5,942,807
Metals and mining (0.3%)

Freeport-McMoRan, Inc. (Indonesia)	11,700	113,373

Nucor Corp.	10,400	390,520

United States Steel Corp.(S)	8,000	83,360

		587,253
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	12,400	522,784

		522,784
Multiline retail (1.4%)

Dollar General Corp.	5,200	376,688

Kohl's Corp.	8,300	384,373

Macy's, Inc.	15,200	780,064

Target Corp.	12,700	998,982

		2,540,107
Oil, gas, and consumable fuels (5.3%)

Anadarko Petroleum Corp.	11,100	670,329

Apache Corp.	7,500	293,700

ConocoPhillips	9,800	470,008

Energy Transfer Partners LP	10,500	431,235

Enterprise Products Partners LP	11,400	283,860

EOG Resources, Inc.	5,300	385,840

Exxon Mobil Corp.	36,405	2,706,712

Green Plains Partners LP(NON)	29,814	393,545

Gulfport Energy Corp.(NON)	6,900	204,792

JP Energy Partners LP	13,400	81,070

Memorial Resource Development Corp.(NON)	46,590	819,052

Royal Dutch Shell PLC ADR Class A (United Kingdom)	11,059	524,086

Suncor Energy, Inc. (Canada)	15,100	403,472

Total SA ADR (France)(S)	21,542	963,143

Valero Energy Corp.	13,900	835,390

		9,466,234
Paper and forest products (0.2%)

International Paper Co.	9,900	374,121

		374,121
Personal products (1.1%)

Avon Products, Inc.(S)	97,101	315,578

Coty, Inc. Class A(NON)(S)	33,058	894,549

Edgewell Personal Care Co.	9,300	758,880

		1,969,007
Pharmaceuticals (5.5%)

Allergan PLC(NON)	2,126	577,868

Bristol-Myers Squibb Co.	9,300	550,560

Eli Lilly & Co.	8,900	744,841

Jazz Pharmaceuticals PLC(NON)	1,946	258,448

Johnson & Johnson	25,230	2,355,221

Merck & Co., Inc.	27,700	1,368,103

Mylan NV(NON)(S)	6,800	273,768

Perrigo Co. PLC	4,300	676,261

Pfizer, Inc.	80,086	2,515,501

Shire PLC ADR (United Kingdom)	2,900	595,167

		9,915,738
Real estate investment trusts (REITs) (1.2%)

Armada Hoffler Properties, Inc.(R)	53,154	519,315

Easterly Government Properties, Inc.(R)	53,716	856,770

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	14,540	250,379

Kimco Realty Corp.(R)	11,900	290,717

Rayonier, Inc.(R)	11,600	256,012

		2,173,193
Real estate management and development (0.2%)

Marcus & Millichap, Inc.(NON)	6,266	288,173

		288,173
Road and rail (0.8%)

Union Pacific Corp.	15,800	1,396,878

		1,396,878
Semiconductors and semiconductor equipment (2.2%)

Avago Technologies, Ltd.	3,000	375,030

Intel Corp.	48,220	1,453,351

Lam Research Corp.	4,800	313,584

Marvell Technology Group, Ltd.	23,700	214,485

Maxim Integrated Products, Inc.	8,200	273,880

Micron Technology, Inc.(NON)	16,500	247,170

NVIDIA Corp.	20,400	502,860

Texas Instruments, Inc.	10,900	539,768

		3,920,128
Software (4.9%)

Activision Blizzard, Inc.	22,500	695,025

Cadence Design Systems, Inc.(NON)(S)	12,500	258,500

Electronic Arts, Inc.(NON)	12,100	819,775

Microsoft Corp.	88,450	3,914,797

Oracle Corp.	47,930	1,731,232

Red Hat, Inc.(NON)	4,300	309,084

Symantec Corp.	23,700	461,439

TiVo, Inc.(NON)	23,300	201,778

TubeMogul, Inc.(NON)(S)	21,219	223,224

		8,614,854
Specialty retail (3.3%)

American Eagle Outfitters, Inc.(S)	13,000	203,190

Bed Bath & Beyond, Inc.(NON)	6,300	359,226

Best Buy Co., Inc.	13,900	515,968

Gap, Inc. (The)(S)	13,800	393,300

Home Depot, Inc. (The)	15,200	1,755,448

Lowe's Cos., Inc.	17,900	1,233,668

Michaels Cos., Inc. (The)(NON)	18,995	438,785

Sally Beauty Holdings, Inc.(NON)	7,800	185,250

Select Comfort Corp.(NON)	5,797	126,838

TJX Cos., Inc. (The)	8,500	607,070

		5,818,743
Technology hardware, storage, and peripherals (5.6%)

Apple, Inc.	64,583	7,123,504

EMC Corp.	45,700	1,104,112

Hewlett-Packard Co.	28,216	722,612

NetApp, Inc.	5,600	165,760

SanDisk Corp.	2,500	135,825

Western Digital Corp.	9,700	770,568

		10,022,381
Textiles, apparel, and luxury goods (0.8%)

Coach, Inc.	7,700	222,761

NIKE, Inc. Class B	10,200	1,254,294

		1,477,055
Tobacco (0.6%)

Altria Group, Inc.	8,900	484,160

Philip Morris International, Inc.	7,533	597,593

		1,081,753

Total common stocks (cost $142,371,558)		$173,066,708

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	430	$405,688

American Tower Corp. $5.50 cv. pfd.(R)	4,021	393,555

Iridium Communications, Inc. 7.00% cv. pfd.	3,770	297,123

Total convertible preferred stocks (cost $1,209,100)		$1,096,366

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	4,426,780	$4,426,780

Putnam Short Term Investment Fund 0.13%(AFF)	3,078,228	3,078,228

Total short-term investments (cost $7,505,008)		$7,505,008

TOTAL INVESTMENTS

Total investments (cost $151,085,666)(b)		$181,668,082

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $177,603,190.
(b)	The aggregate identified cost on a tax basis is $153,036,837, resulting in gross unrealized appreciation and depreciation of $41,444,161 and $12,812,916, respectively, or net unrealized appreciation of $28,631,245.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $134,892, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$—	$26,414,563	$23,336,335	$1,533	$3,078,228
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,426,780, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,389,882.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $9 to cover the settlement of certain securities.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$23,502,438	$—	$134,892
Consumer staples	15,393,822	—	—
Energy	11,717,189	—	—
Financials	31,106,379	241,214	—
Health care	25,176,517	—	—
Industrials	17,410,244	379,881	—
Information technology	36,886,202	—	—
Materials	4,386,131	227,782	—
Telecommunication services	2,911,442	—	—
Utilities	3,592,575	—	—
Total common stocks	172,082,939	848,877	134,892
Convertible preferred stocks	—	1,096,366	—
Short-term investments	3,078,228	4,426,780	—

Totals by level	$175,161,167	$6,372,023	$134,892

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015